Fees Summary	Jul. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,943,000
Previously Paid Amount	0.00
Total Fee Amount	268.33
Total Offset Amount	0.00
Net Fee	268.33
Narrative - Max Aggregate Offering Price	$ 1,943,000
Final Prospectus	true